1492 SMALL CAP GROWTH FUND

Supplement to the Prospectus dated March 31, 2014

The subsection Portfolio Management in the Summary Section and the subsection Portfolio Managers in the Additional Information about Management of the Fund section are supplemented to reflect that Joseph A. Frohna is the sole portfolio manager of the 1492 Small Cap Growth Fund. Additional information about Mr. Frohna, including his business experience during the past five years, is included in the Fund’s Prospectus.

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This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated March 31, 2014 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (877) 571-1492.

Supplement dated October 15, 2014